Stock-Based Compensation (Schedule of Assumptions Used to Estimate Fair Value of Stock Options) (Details)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.99%	1.07%
Risk-free interest rate, maximum	1.73%	2.00%
Volatility, minimum	99.00%	117.00%
Volatility, maximum	121.00%	125.00%
Dividend yield	0.00%	0.00%
Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	3 years 1 month 6 days	3 years
Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 2 months 12 days	7 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.30%	0.31%
Risk-free interest rate, maximum	1.93%	2.03%
Volatility, minimum	116.00%	103.00%
Volatility, maximum	122.00%	128.00%
Dividend yield	0.00%	0.00%
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	5 years 2 months 12 days	1 year 6 months
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 4 months 24 days	6 years 1 month 6 days